Performance Management	Apr. 28, 2025
Milliman - Capital Group Hedged U.S. Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Shares from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available online at www.millimanfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the performance of the Shares from year to year as of December 31.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
Class 3	Period Ended	Returns
Best Quarter	March 31, 2024	3.29%
Worst Quarter	December 31, 2024	0.34%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.29%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.34%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	1 Year	Life of Fund (2/10/2023)
Class 3	8.05%	9.21%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	23.31%	21.21%

Performance Availability Website Address [Text]	www.millimanfunds.com
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Shares from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available online at www.millimanfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Shares from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available online at www.millimanfunds.com.
Bar Chart [Heading]	Annual Total Returns 2024 8.72 Life of Fund 7.77
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class 3	Period Ended	Returns
Best Quarter	September 30, 2024	3.61%
Worst Quarter	December 31, 2024	(0.93)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.61%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.93%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	1 Year	Life of Fund (2/10/2023)
Class 3	8.72%	7.77%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	23.31%	21.21%

Performance Availability Website Address [Text]	www.millimanfunds.com